UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                  New York, NY                     11/14/07
---------------                  ------------                     --------
  [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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

                              TITLE OF                   VALUE        SHRS/    SH/   PUT  INVSTMNT OTHER           VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP    (x$1000)     PRN AMT  PRN/  CALL  DSCRTN  MANAGER   SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM              885535104    2,095    424,100  SH          DEFINED    01    424,100
A D C TELECOMMUNICATIONS      NOTE 1.000% 6/1  000886AD3    1,947  2,000,000  PRN         DEFINED    01                   2,000,000
ABERCROMBIE & FITCH CO        CL A             002896207    2,825     35,000  SH          DEFINED    01     35,000
ADAPTEC INC                   COM              00651F108    1,178    308,300  SH          DEFINED    01    308,300
ADAPTEC INC                   NOTE 0.750%12/2  00651FAG3    2,895  3,076,000  PRN         DEFINED    01                   3,076,000
AEROPOSTALE                   COM              007865108    1,424     74,700  SH          DEFINED    01     74,700
AGILYSYS INC                  COM              00847J105    2,036    120,500  SH          DEFINED    01    120,500
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    2,105     80,000  SH          DEFINED    01     80,000
ANHEUSER BUSCH COS INC        COM              035229103    4,349     87,000  SH          DEFINED    01     87,000
ASPREVA PHARMACEUTICALS CORP  COM              04538T109    2,873    140,000  SH          DEFINED    01    140,000
BEA SYS INC                   COM              073325102    6,376    459,700  SH          DEFINED    01    459,700
BERKSHIRE HATHAWAY INC DEL    CL B             084670207      316         80  SH          DEFINED    01         80
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      237          2  SH          DEFINED    01          2
BORLAND SOFTWARE CORP         COM              099849101      595    136,700  SH          DEFINED    01    136,700
BROCADE COMMUNICATIONS SYS I  COM NEW          111621306    3,427    400,300  SH          DEFINED    01    400,300
CHECKPOINT SYS INC            COM              162825103    2,306     91,600  SH          DEFINED    01     91,600
CIENA CORP                    NOTE 0.875% 6/1  171779AE1    1,120  1,000,000  PRN         DEFINED    01                   1,000,000
CIMAREX ENERGY CO             COM              171798101    1,304     35,000  SH          DEFINED    01     35,000
COLUMBIA SPORTSWEAR CO        COM              198516106    2,815     50,900  SH          DEFINED    01     50,900
COMPUWARE CORP                COM              205638109    1,424    177,500  SH          DEFINED    01    177,500
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    4,834  5,850,000  PRN         DEFINED    01                   5,850,000
COVAD COMMUNICATIONS GROUP I  DBCV 3.000% 3/1  222814AR6    1,326  1,500,000  PRN         DEFINED    01                   1,500,000
COVIDIEN LTD                  COM              G2552X108      745     17,950  SH          DEFINED    01     17,950
CURAGEN CORP                  NOTE 4.000% 2/1  23126RAE1    2,141  3,346,000  PRN         DEFINED    01                   3,346,000
CYMER INC                     COM              232572107    3,993    104,000  SH          DEFINED    01    104,000
DOT HILL SYS CORP             COM              25848T109    1,863    615,000  SH          DEFINED    01    615,000
DSP GROUP INC                 COM              23332B106    2,929    185,000  SH          DEFINED    01    185,000
DST SYS INC DEL               DBCV 3.625% 8/1  233326AD9    3,530  2,000,000  PRN         DEFINED    01                   2,000,000
EARTHLINK INC                 COM              270321102    1,901    240,000  SH          DEFINED    01    240,000
ELECTRONIC ARTS INC           COM              285512109    5,879    105,000  SH          DEFINED    01    105,000
ENSCO INTL INC                COM              26874Q100    2,244     40,000  SH          DEFINED    01     40,000
ENZON PHARMACEUTICALS INC     NOTE 4.000% 6/0  293904AE8    2,202  2,000,000  PRN         DEFINED    01                   2,000,000
EXAR CORP                     COM              300645108    1,933    148,000  SH          DEFINED    01    148,000
FLIR SYS INC                  COM              302445101      510      9,200  SH          DEFINED    01      9,200
FLIR SYS INC                  NOTE 3.000% 6/0  302445AB7    2,543  1,000,000  PRN         DEFINED    01                   1,000,000
FOOT LOCKER INC               COM              344849104    2,476    161,500  SH          DEFINED    01    161,500
GASTAR EXPL LTD               COM              367299104      255    176,033  SH          DEFINED    01    176,033
GATEWAY INC                   NOTE 1.500%12/3  367626AB4    1,963  2,000,000  PRN         DEFINED    01                    2,000,000
GENERAL MTRS CORP             SENIOR DEBEN D   370442691    1,121     40,000  PRN         DEFINED    01                       40,000
GENESIS MICROCHIP INC DEL     COM              37184C103    1,568    200,000  SH          DEFINED    01    200,000
INFOSPACE INC                 COM NEW          45678T201    5,317    302,800  SH          DEFINED    01    302,800
JOHNSON & JOHNSON             COM              478160104    1,643     25,000  SH          DEFINED    01     25,000
K-SWISS INC                   CL A             482686102    1,718     75,000  SH          DEFINED    01     75,000
MAXXAM INC                    COM              577913106      261      9,150  SH          DEFINED    01      9,150
MCDONALDS CORP                COM              580135101    6,831    125,400  SH          DEFINED    01    125,400
MICROSOFT CORP                COM              594918104    5,671    192,500  SH          DEFINED    01    192,500
MIRANT CORP NEW               COM              60467R100    2,115     52,000  SH          DEFINED    01     52,000


MOTOROLA INC                  COM              620076109    4,633    250,000  SH          DEFINED    01    250,000
NEOWARE INC                   COM              64065P102    7,043    434,200  SH          DEFINED    01    434,200
NOKIA CORP                    SPONSORED ADR    654902204    3,061     80,700  SH          DEFINED    01     80,700
NOVELL INC                    COM              670006105    1,756    229,900  SH          DEFINED    01    229,900
NUVELO INC                    COM NEW          67072M301      765    373,400  SH          DEFINED    01    373,400
OMNIVISION TECHNOLOGIES INC   COM              682128103    7,667    337,300  SH          DEFINED    01    337,300
PACIFIC SUNWEAR CALIF INC     COM              694873100    1,547    104,500  SH          DEFINED    01    104,500
PFIZER INC                    COM              717081103    4,576    187,300  SH          DEFINED    01    187,300
PHOTRONICS INC                NOTE 2.250% 4/1  719405AE2    1,955  2,000,000  PRN         DEFINED    01                    2,000,000
PIXELWORKS INC                SDCV 1.750% 5/1  72581MAB3    2,775  3,750,000  PRN         DEFINED    01                    3,750,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104  200,499  3,900,000  CALL        DEFINED    01   3,900,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.250% 7/1  739363AB5    2,903  3,000,000  PRN         DEFINED    01                    3,000,000
QUANTA SVCS INC               SDCV 4.500%10/0  74762EAC6    5,439  2,252,000  PRN         DEFINED    01                    2,252,000
RACKABLE SYS INC              COM              750077109    5,053    389,600  SH          DEFINED    01    389,600
RADWARE LTD                   ORD              M81873107    3,045    194,100  SH          DEFINED    01    194,100
RAMBUS INC DEL                NOTE 2/0         750917AB2    5,141  5,000,000  PRN         DEFINED    01                    5,000,000
RED HAT INC                   DBCV 0.500% 1/1  756577AB8    3,505  3,500,000  PRN         DEFINED    01                    3,500,000
SANMINA SCI CORP              COM              800907107      325    153,500  SH          DEFINED    01    153,500
SOLECTRON CORP                COM              834182107      320     82,000  SH          DEFINED    01     82,000
SPRINT NEXTEL CORP            COM FON          852061100    3,783    199,100  SH          DEFINED    01    199,100
STAMPS COM INC                COM NEW          852857200    3,830    320,000  SH          DEFINED    01    320,000
SYCAMORE NETWORKS INC         COM              871206108    3,650    896,700  SH          DEFINED    01    896,700
TEKELEC                       NOTE 2.250% 6/1  879101AE3      973  1,000,000  PRN         DEFINED    01                    1,000,000
TELLABS INC                   COM              879664100    3,713    390,000  SH          DEFINED    01    390,000
TYCO ELECTRONICS LTD          COM NEW          G9144P105      636     17,950  SH          DEFINED    01     17,950
TYCO INTL LTD BERMUDA         SHS              G9143X208      796     17,950  SH          DEFINED    01     17,950
U S G CORP                    COM NEW          903293405    4,784    127,400  SH          DEFINED    01    127,400
UNITED ONLINE INC             COM              911268100    2,822    188,000  SH          DEFINED    01    188,000
WAL MART STORES INC           COM              931142103    5,400    123,700  SH          DEFINED    01    123,700
XILINX INC                    COM              983919101    6,012    230,000  SH          DEFINED    01    230,000

                            77                           411,560
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         77

Form 13F Information Table Value Total:         $411,560
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC